Organization and Principal Activities	12 Months Ended
Aug. 31, 2020
Organization and Principal Activities
Organization and Principal Activities

1.    Organization and Principal Activities

OneSmart International Education Group Limited (the “Company”) is a limited company incorporated under the laws of Cayman Islands on March 10, 2017. The Company through its consolidated subsidiaries, variable interest entities (the “VIEs”) and the VIEs’ subsidiaries (collectively, the “Group”) are principally engaged in the provision of premium tutoring services for students of kindergarten and primary, middle and high schools (“K12”) and premium young children education services in the People’s Republic of China (the “PRC”). Due to the PRC legal restrictions on foreign ownership and investment in the education business, the Company conducts its primary business operations through its VIEs.

The Company undergone a reorganization in 2017 whereby the Company became the ultimate parent entity of its subsidiaries, the VIEs and the VIEs’ subsidiaries. As part of the reorganization, the business operations of the consolidated subsidiaries, the VIEs and the VIEs’ subsidiaries were transferred to the Company.  In return, the Company issued 2,439,484,566 of Class B ordinary shares to Happy Edu Inc., a company wholly owned by Mr. Zhang Xi (“the Founder”), as well as 94,897,359 of Class A ordinary shares, 1,890,686,563 of Series A redeemable convertible preferred shares and 35,757,200 of Series A-1 redeemable convertible preferred shares to the shareholders of the VIEs (“the Reorganization”). The Company also paid RMB2,242,914 (US$327,557) to certain shareholders of the VIEs in full in January 2018.

In September 2017, immediately following the Reorganization, the Company issued 1,840,535,677 Series A-1 redeemable convertible preferred shares to new investors for gross cash consideration of RMB1,840,536 (US$268,793). The Series A-1 redeemable convertible preferred shares carried the same terms and conditions as those issued during the Reorganization (Note 22). The Company initially recorded the Series A-1 redeemable convertible preferred shares at fair value less issuance costs of RMB241 (US$35), and chose to recognize changes in the redemption value immediately and adjusted the redeemable convertible preferred share carrying value to equal their redemption value.

In September 2017, immediately following the Reorganization, the Company also repurchased an aggregate of 94,897,359 Class A ordinary shares for cash consideration of US$13,028 and an aggregate of 341,256,445 Series A redeemable convertible preferred shares for cash consideration of US$46,850 from three shareholders (the “Then Shareholders”). The Company made the payments to the Then Shareholders in full in January 2018.

In December 2017, the Founder transferred 142,642,550 of his Class B ordinary shares to a new investor for cash consideration of RMB163,023 (US$23,808) and each of such transferred ordinary share was re-designated as a Series A-1 redeemable convertible preferred share.

As the Company, its subsidiaries, VIEs and the VIEs’ subsidiaries were all under the control of the Founder, the Reorganization was accounted for as a transaction under common control in a manner similar to a pooling of interests. Therefore, the accompanying consolidated financial statements have been prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

On March 28, 2018, the Company completed its an initial public offering (“IPO”) on the New York Stock Exchange. The Company offered 16,300,000 ADSs representing 652,000,000 Class A ordinary shares at US$11.00 per ADS. Net proceeds from the IPO deducting underwriting discount and other expenses were RMB1,048,660 (US$153,147). IPO costs of RMB26,752 (US$3,907) were recorded as reduction of the proceeds from the IPO in shareholders' equity.

1.    Organization and Principal Activities (continued)

Details of the Group’s subsidiaries, the VIEs and the major subsidiaries of the VIEs as of August 31, 2020 are as follows:

			Percentage
			of direct or
			indirect
	Date of		ownership
	incorporation/	Place of	by the
Entity	acquisition	incorporation	Company	Principal activities
			Direct
Subsidiaries:
OneSmart Edu Inc. (“OneSmart BVI”)	June 16, 2016	BVI	100%	Holding company
OneSmart Edu (HK) Limited (“OneSmart HK”)	July 11, 2017	Hong Kong	100%	Holding company
OneSmart Great Edu (HK) Limited (“Great EDU”)	Sept 11, 2018	Hong Kong	100%	Holding company
OneSmart Online Edu Inc. (“OneSmart Online”)	December 4, 2019	Cayman	90%	Holding company
Yimi Education Technology Inc. (“Yimi Cayman”)	February 1, 2020	Cayman	90%	Holding company
Yimi Education Technology (HK) Limited (“Yimi HK”)	February 1, 2020	Hong Kong	90%	Holding company
Shanghai Jing Xue Rui Information and Technology Co., Ltd. (“Shanghai Jing Xue Rui” or “WFOE”)	September 28, 2011	PRC	100%	Educational technology research and development
Yimi Education Technology (Shanghai) Co., Ltd (“Yimi Shanghai” or “WFOE”)	February 1, 2020	PRC	90%	Educational technology research and development

			Indirect
VIEs:
Shanghai OneSmart Education and Training Co., Ltd. (“Shanghai OneSmart”)	September 11, 2007	PRC	100%	K12 post-class education program services
Shanghai Rui Si Technology Information Consulting Co., Ltd. (“Shanghai Rui Si”)	June 8, 2009	PRC	100%	Early childhood education services
Xiangyuan (Shanghai) Education Technology Co., Ltd. (“Shanghai Xiangyuan”)	December 6, 2019	PRC	100%	K12 post-class online education program services

Subsidiaries of VIEs:
Beijing Jingrui Peiyou Education Consulting Co., Ltd. (“Beijing Jingrui Peiyou”)	July 5, 2010	PRC	100%	K12 post-class education program services
Nanjing Jingrui Education Information Consulting Co., Ltd. (“Nanjing Jingrui”)	March 31, 2011	PRC	100%	K12 post-class education program services
Hangzhou OneSmart Education Information Consulting Co., Ltd. (“Hangzhou OneSmart”)	April 2, 2011	PRC	100%	K12 post-class education program services
Guangzhou Jingxuerui Education Information Consulting Co., Ltd. (“Guangzhou OneSmart”)	June 27, 2012	PRC	100%	K12 post-class education program services
Shenzhen Jingrui Education Training Centers (“Shenzhen Jingrui”)	September 7, 2012	PRC	100%	K12 post-class education program services
Changzhou Jingrui Education Information Consulting Co., Ltd. (“Changzhou Jingrui”)	May 27, 2014	PRC	100%	K12 post-class education program services
Tianjin Huaying Education Consulting Co., Ltd. (“Tianjin Huaying”)	September 5, 2018	PRC	100%	K12 post-class education program services
Shanghai Jing Yu Investment Co., Ltd. (“Shanghai Jing Yu”)	October 23, 2015	PRC	100%	Investment holding
Wuxi Jingzhirui Education Training Centers (“Wuxi Jingzhirui”)	November 9, 2018	PRC	100%	K12 post-class education program services
Shanghai Jingsirui Education Training Centers (“Shanghai Jingsirui”)	December 7, 2015	PRC	100%	K12 post-class education program services
Shanghai FasTrack English Education Training Co., Ltd. (“FasTrack English”)	January 1, 2018	PRC	75.61%	Early childhood education services
Shanghai OneSmart Education Investment Co., Ltd. (“Shanghai OneSmart Education Investment”)	November 25, 2014	PRC	100%	Investment holding

1.    Organization and Principal Activities (continued)

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Group’s offshore holding companies are not educational institutions and do not provide educational services outside China. Accordingly, the Group’s offshore holding companies are not allowed to directly engage in the education business in China. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIEs. The VIEs hold the requisite licenses and permits necessary to conduct the Group’s premium tutoring services and premium young children education services business. In addition, the VIEs hold leases and other assets necessary to operate the Group’s study centers, employ teachers and generate substantially all of the Group’s revenues. Despite the lack of technical majority ownership, the Company has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIEs. The equity interests of the VIEs are legally held by PRC individuals (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders of the VIEs effectively assign all their voting rights underlying their equity interests in the VIEs to the Company, and therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIEs that potentially could be significant to the VIEs. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation:  Overall.

The following is a summary of the Contractual Agreements:

Shareholders’ Voting Rights Agreements Pursuant to the Shareholders’ Voting Rights Agreements signed between the respective Nominee Shareholders and the WFOE, the Nominee Shareholders agreed to entrust the Company through the WFOE an irrevocable proxy to exercise all of their voting rights as shareholders of the VIEs and approve on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of the VIEs. The WFOE is also entitled to re-authorize or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Shareholders’ Voting Rights Agreements remain valid for as long as at least one of the Nominee Shareholders remains a shareholder of the VIEs.

Loan Agreements Pursuant to the Loan Agreements between the respective Nominee Shareholders and the WFOE, the WFOE granted interest-free loans to the Nominee Shareholders for the purpose of providing capital to the VIEs to develop their business. The loans have terms of ten years and the WFOE has the sole discretion to extend the loans. The Nominee Shareholders are not allowed to repay the loans in advance of the maturity date without the WFOE’s prior written consent. The timing of the repayment must be made within 30 days after receiving the written consent and the repayment shall be in the form of transferring the VIEs’ equity interests to the WFOE or its designees unless the Nominee Shareholders are in breach of the agreements, in which the WFOE can request immediate repayment of the loans. Pursuant to the Loan Agreements, the Company agreed to provide unlimited financial support for the VIEs’ daily operating activities and agree to forgo the right to seek repayments.

1.    Organization and Principal Activities (continued)

The VIE arrangements (continued)

Exclusive Purchase Right Agreements Pursuant to the Exclusive Purchase Right Agreements entered into between the Nominee Shareholders, the VIEs and the WFOE, the Nominee Shareholders granted to the WFOE or its designees proxy of shareholders’ rights and voting rights of their respective equity interests in the VIEs. The WFOE has the sole discretion as to when to exercise the options, whether in part or full. The exercise price of the options to purchase all or part of the equity interests in the VIEs will be higher of RMB1.00 or the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the options exceeding the loan amounts, distribution of profits or dividends, shall be remitted to the WFOE, to the extent permitted under PRC laws. The Exclusive Purchase Right Agreements will remain in effect until all the equity interests held by the VIEs are transferred to the WFOE or its designated party. The WFOE may terminate the Exclusive Purchase Right Agreements at its sole discretion, whereas under no circumstances may the VIEs or the Nominee Shareholders terminate in accordance with the agreements.

Equity Pledge Agreement Pursuant to the Equity Pledge Agreement entered into among the WFOE, the Nominee Shareholders and the VIEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholder’s equity interests in the VIEs to the WFOE, to the extent permitted by PRC laws. If the VIEs or any of their Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIEs agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIEs, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIEs and their respective shareholders fulfill all the contractual obligations under the above agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designees.

Exclusive Technology and Consultation Service Agreements Pursuant to the Exclusive Technology and Consultation Service Agreements, WFOE retains exclusive right to provide to the VIEs the technology support and consulting services included but not limited to the system technology support service, business professional consulting service, human resource, technical and business operation staff training, marketing research, planning and development service, business plan and strategy consulting service and client based support and development consulting service. WFOE owns the intellectual property rights developed in the performance of these agreements. However, if there are clearly definitions which do not allow WFOE to own certain intellectual property rights under the applicable PRC laws, VIEs should own them initially and grant their exclusive use rights to WFOE with minimum consideration. In exchange for these services, WFOE is entitled to charge the VIEs annual service fees which typically amount to what would be substantially all of the VIEs’ pre-tax profits (after offset prior year losses, if applicable), resulting in a transfer of substantially all of the profits from the VIEs to the WFOE.

Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs are not in violation with any applicable PRC laws and regulations; and (ii) each of the Contractual Agreements among the WFOE, the VIEs and the Nominee Shareholders governed by PRC laws, are legal, valid and binding, enforceable against such parties.

1.    Organization and Principal Activities (continued)

The VIE arrangements (continued)

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

The Group’s business has been directly operated by the VIEs and their subsidiaries. For the years ended August 31, 2018 , 2019 and 2020, the VIEs contributed 100%, 99% and 100% of the Group’s consolidated revenues, respectively. As of August 31, 2019 and 2020, the VIEs accounted for an aggregate of 82% and 91%, respectively, of the consolidated total assets, and 78% and 81%, respectively, of the consolidated total liabilities. The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	741,803	955,331	139,517
Restricted cash	—	64,272	9,386
Amount due from a related party	—	491	72
Short-term investments	339,742	197,910	28,903
Prepayments and other current assets	541,708	341,405	49,859
Total current assets	1,623,253	1,559,409	227,737

Non-current assets:
Property and equipment, net	539,480	554,069	80,917
Intangible assets, net	168,622	276,798	40,424
Long-term investments	1,251,016	992,652	144,968
Goodwill	815,052	1,481,401	216,345
Deferred tax assets	81,618	191,721	27,999
Amount due from a related party	18,750	20,400	2,979
Other non-current assets	510,697	638,892	93,304
Operating lease right-of-use assets	—	1,481,196	216,315
Total non-current assets	3,385,235	5,637,129	823,251
Total assets	5,008,488	7,196,538	1,050,988

1.    Organization and Principal Activities (continued)

The VIE arrangements (continued)

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	750,164	642,674	93,855
Income tax payable	66,300	93,156	13,605
Prepayments from customers	2,170,766	2,547,444	372,031
Amounts due from related parties	—	14,447	2,110
Short-term loan	249,876	789,550	115,307
Operating lease liabilities, current portion	—	483,056	70,545
Long-term loans, current portion	71,820	98,280	14,353
Total current liabilities	3,308,926	4,668,607	681,806

Non-current liabilities:
Deferred tax liabilities	55,719	71,021	10,372
Long-term loans	376,380	291,780	42,612
Unrecognized tax benefit	25,640	29,610	4,324
Other non-current liabilities	43,440	23,084	3,371
Operating lease liabilities, non-current portion	—	929,135	135,692
Total non-current liabilities	501,179	1,344,630	196,371

Total liabilities	3,810,105	6,013,237	878,177

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenues	2,862,692	3,964,820	3,436,926	501,932
Net income/(loss)	190,315	154,305	(683,740)	(99,854)

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by operating activities	534,374	338,161	607,495	88,719
Net cash provided/(used in) by investing activities	839,810	(359,923)	(801,909)	(117,111)
Net cash (used in)/provided by financing activities	(1,832,368)	256,052	472,213	68,962
Net (decrease)/increase in cash and cash equivalents and restricted cash	(458,184)	234,290	277,799	40,570

1.    Organization and Principal Activities (continued)

The VIE arrangements (continued)

There are no consolidated VIEs’ assets that are pledged or collateralized for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations, except for registered capital and the PRC statutory reserves and certain property with carrying amounts of RMB10,000 (US$1,460) that were pledged to secure banking borrowings granted to the Company (Note 18). Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of the restricted net assets. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. There were no other pledges or collateralization of the VIEs’ assets.